Distribution (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 23, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Distribution (Details) [Line Items]
Original equity interest rate			100.00%
Receive profit rate		20.00%	20.00%
Distribution allocation shares (in Shares)		664,993
Fair value amount		$ 5,985,000
Determined number of shares (in Shares)		443,331	443,331
Determined number of shares fair value		$ 3,990,000	$ 3,990,000
		5,985,000	$ 5,985,000
Distribution returnable amount		$ 1,995,000
Distribution of Goedeker’s [Member]
Distribution (Details) [Line Items]
Additional consideration description	the Company completed the distribution of Goedeker’s stock then held by it. The common shareholders of the Company received an aggregate of 2,660,007 shares of the common stock of Goedeker, which were distributed on a pro rata basis at a ratio of 0.710467618568632 shares of Goedeker’s common stock for each common share of the Company held on the record date, and the Manager, as the sole holder of the allocation shares, received 664,993 shares of the common stock of Goedeker, which it then distributed to its members.